UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5041

        Credit Suisse Capital Appreciation Fund
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse Capital Appreciation Fund
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (97.6%)
Aerospace & Defense (9.6%)
Alliant Techsystems, Inc.*§	47,900	$3,496,700
Boeing Co.	109,800	7,247,898
L-3 Communications Holdings, Inc.	119,200	9,325,016
Precision Castparts Corp.	75,800	6,820,484
United Technologies Corp.	125,500	6,362,850

		33,252,948

Banks (1.0%)
Hudson City Bancorp, Inc.	287,700	3,403,491

Biotechnology (6.1%)
Amgen, Inc.*	53,000	4,226,750
Genentech, Inc.*	81,600	7,289,328
Genzyme Corp.*	55,800	4,152,078
Gilead Sciences, Inc.*	73,100	3,275,611
Martek Biosciences Corp.*§	53,800	2,345,142

		21,288,909

Chemicals (3.1%)
Chemtura Corp.§	249,300	3,923,982
Monsanto Co.	99,900	6,730,263

		10,654,245

Communications Equipment (5.1%)
Comverse Technology, Inc.*	206,800	5,229,972
Corning, Inc.*	556,100	10,593,705
Motorola, Inc.	93,300	1,976,094

		17,799,771

Computers & Peripherals (3.2%)
Apple Computer, Inc.	84,800	3,616,720
Avid Technology, Inc.*§	72,500	2,983,375
NCR Corp.*	130,300	4,522,713

		11,122,808

Diversified Financials (2.2%)
Capital One Financial Corp.	91,500	7,548,750

Electronic Equipment & Instruments (3.3%)
Broadcom Corp. Class A*	136,100	5,820,997
Roper Industries, Inc.§	50,500	3,875,875
Solectron Corp.*	415,200	1,594,368

		11,291,240

Energy Equipment & Services (1.5%)
Bonneville Pacific Corp.*^	16,883	1
Smith International, Inc.	50,200	3,410,588
Weatherford International, Ltd.*§	30,400	1,923,712

		5,334,301

Food & Drug Retailing (1.8%)
CVS Corp.	198,600	6,162,558

	Number of
	Shares	Value

COMMON STOCKS
Food Products (2.4%)
Campbell Soup Co.	141,900	$4,377,615
Wm. Wrigley Jr. Co.	54,000	3,841,560

		8,219,175

Healthcare Equipment & Supplies (4.3%)
Dade Behring Holdings, Inc.	106,300	8,057,540
St. Jude Medical, Inc.	145,200	6,883,932

		14,941,472

Healthcare Providers & Services (5.6%)
Aetna, Inc.	42,400	3,281,760
LifePoint Hospitals, Inc.*§	112,200	5,246,472
UnitedHealth Group, Inc.	67,500	3,530,250
WellPoint, Inc.	105,000	7,427,700

		19,486,182

Hotels, Restaurants & Leisure (3.9%)
Harrah’s Entertainment, Inc.	67,200	5,291,328
Starbucks Corp.*	88,300	4,640,165
Starwood Hotels & Resorts Worldwide, Inc.	56,600	3,583,912

		13,515,405

Household Durables (0.7%)
Fortune Brands, Inc.	27,300	2,581,215

Household Products (3.5%)
Kimberly-Clark Corp.	50,100	3,194,376
Procter & Gamble Co.	159,200	8,856,296

		12,050,672

Industrial Conglomerates (3.2%)
General Electric Co.	169,800	5,858,100
Tyco International, Ltd.	169,700	5,170,759

		11,028,859

Insurance (1.7%)
American International Group, Inc.	67,800	4,081,560
Genworth Financial, Inc. Class A	56,700	1,778,112

		5,859,672

Internet Software & Services (2.6%)
VeriSign, Inc.*	183,800	4,835,778
Yahoo!, Inc.*	130,800	4,360,872

		9,196,650

IT Consulting & Services (1.7%)
CACI International, Inc. Class A*§	18,200	1,197,378
NAVTEQ Corp.*	108,600	4,775,142

		5,972,520

Machinery (1.0%)
Deere & Co.	47,800	3,514,734

Media (3.7%)
E.W. Scripps Co. Class A§	53,100	2,683,143
Getty Images, Inc.*§	56,900	4,594,675
XM Satellite Radio Holdings, Inc. Class A*§	159,600	5,686,548

		12,964,366

	Number of
	Shares	Value

COMMON STOCKS
Metals & Mining (0.7%)
Newmont Mining Corp.	63,400	$2,380,670

Multiline Retail (1.5%)
Kohls Corp.*	93,400	5,263,090

Oil & Gas (2.2%)
Forest Oil Corp.*	40,400	1,808,304
XTO Energy, Inc.	169,766	5,957,089

		7,765,393

Pharmaceuticals (10.5%)
Abbott Laboratories	67,900	3,166,177
Johnson & Johnson	148,700	9,510,852
Medco Health Solutions, Inc.*	67,200	3,255,168
Medicis Pharmaceutical Corp. Class A	53,000	1,797,760
Pfizer, Inc.	117,900	3,124,350
Schering-Plough Corp.	316,500	6,589,530
Sepracor, Inc.*§	89,900	4,706,265
Wyeth	97,900	4,478,925

		36,629,027

Semiconductor Equipment & Products (1.5%)
Intel Corp.	128,000	3,473,920
Maxim Integrated Products, Inc.	40,300	1,687,361

		5,161,281

Software (6.2%)
Activision, Inc.*	146,666	2,983,186
Macromedia, Inc.*	143,700	5,769,555
Microsoft Corp.	399,300	10,226,073
Oracle Corp.*	186,000	2,525,880

		21,504,694

Specialty Retail (3.8%)
Best Buy Co., Inc.	29,600	2,267,360
Home Depot, Inc.	147,700	6,426,427
Office Depot, Inc.*	155,500	4,413,090

		13,106,877

TOTAL COMMON STOCKS (Cost $281,265,425)		339,000,975

SHORT-TERM INVESTMENTS (8.3%)
State Street Navigator Prime Fund §§	22,372,364	22,372,364

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.350%, 8/01/05	$6,347	6,347,000

TOTAL SHORT-TERM INVESTMENTS (Cost $28,719,364)		28,719,364

TOTAL INVESTMENTS AT VALUE (105.9%) (Cost $309,984,789)		367,720,339

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.9%)		(20,414,776)

NET ASSETS (100.0%)		$347,305,563

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally, determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which was has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $309,984,789, $61,321,250, $(3,585,700) and $57,735,550, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse Capital Appreciation Fund

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005